NUVEEN NATIONAL                                                           NUVEEN
INSURED UNIT TRUST 343                                                       935


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Tax-Free
rated Aaa by Moody's Investors Service, Inc.        - Dependable Income
and/or AAA by Standard & Poor's, the highest        - Diversified Portfolios
rating given by each agency.                        - Top-Rated Municipal Bonds
ESTIMATED CURRENT RETURN:                           DATE OF DEPOSIT: April 24, 1997
5.34 - 5.55%
ESTIMATED LONG-TERM RETURN:
5.39 - 5.66%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal income tax but may
                be subject to state and local tax. Capital gains
                are taxable.
Total Principal $7,500,000 in 75,000 units
Average Life    27.4 years
Call Protection Earliest ordinary optional call is 2006
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.70 to $97.72 depending on the purchase amount
Cusip           6710A5 709 monthly payment plan
Numbers         6710A5 717 quarterly payment plan
                6710A5 725 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in all states

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

PORTFOLIO INCOME DIVERSIFICATION

                                        Dist. of
California             10.7  %          Columbia                3.3  %          Illinois               20.2  %
Indiana                 6.8             Nevada                 10.2             New York               17.5
Wisconsin              20.5             Wyoming                10.8

MATURITY DATES (Description of Chart)
2017-19                                            20.0%
2020-22                                             0.0%
2023-25                                            10.0%
2026+                                              70.0%

The earliest ordinary optional call date is 2006

YIELD COMPARISON AS OF 04/23/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.34%
     Tax Equivalent Yield                          8.34%

Treasury Bonds
     Yield                                         7.04%
     Tax Equivalent Yield                          7.41%

Corporate Bonds
     Yield                   7.87%

 *COMPARES TRUST AS OF 04/23/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 04/22/97. ASSUMES 36.0% FEDERAL AND 5.0% STATE INCOME TAX RATES. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS NATIONAL INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   750,000  County of Orange, California, 1996 Recovery Certificates of Participation,               AAA   Aaa
              Series A, 6.00% Due 7/1/26.                                                 2006 at 102
     250,000  District of Columbia, University Revenue Bonds (American University Issue),              AAA   Aaa
              Series 1996, 5.625% Due 10/1/26.                                            2006 at 101
     750,000  Illinois Health Facilities Authority Revenue Bonds, Series 1997A (Highland               AAA   Aaa
              Park Hospital Project), 5.75% Due 10/1/26. (When issued.)                   2007 at 102
     750,000  Chicago Park District, Illinois, General Obligation Unlimited Tax Park                   AAA   Aaa
              Bonds, Series 1996 (Personal Property Replacement Tax Alternate Revenue
              Source), 5.60% Due 1/1/24.                                                  2007 at 101
     500,000  Sarah Scott Middle School Building Corporation (Vigo County, Indiana),                   AAA   Aaa
              First Mortgage Bonds, Series 1997, 5.75% Due 7/15/17. (General Obligation
              Bonds.) (When issued.)                                                      2007 at 102
     750,000  Airport Authority of Washoe County, Reno, Nevada, Airport Revenue Bonds,                 AAA   Aaa
              Series 1996A, 5.70% Due 7/1/26.                                             2006 at 102
     500,000  Metropolitan Transportation Authority (New York), Transit Facilities                     AAA   Aaa
              Revenue Bonds, Series 1997A, 5.875% Due 7/1/27. (When issued.)              2007 at 101
                                                                                              1/2
     750,000  New York City (New York), Municipal Water Finance Authority, Water and                   AAA   Aaa
              Sewer System Revenue Bonds, Fiscal 1996 Series B, 5.875% Due 6/15/26.
              (Original issue discount bonds delivered on or about May 16, 1996 at a
              price of 93.908% of principal amount.)                                      2006 at 101
     250,000  Public Utility District No. 1 of Chelan County, Washington, Columbia                     AAA   Aaa
              River-Rock Island Hydro-Electric System Revenue Refunding Bonds, Series
              1997A, 0.00% Due 6/1/18. (Original issue discount bonds delivered on or
              about March 17, 1997 at a price of 28.842% of principal amount.)            No Optional
                                                                                              Call
     750,000  Wisconsin Health and Educational Facilities Authority, Revenue Bonds,                    AAA   Aaa
              Series 1996 (The Medical College of Wisconsin, Inc. Project), 5.50% Due
              12/1/26.                                                                    2006 at 102
     750,000  Wisconsin Health and Educational Facilities Authority, Revenue Bonds,                    AAA   Aaa
              Series 1996 (Meriter Hospital, Inc.), 6.00% Due 12/1/17.                    2006 at 102
     750,000  Sweetwater County, Wyoming, Pollution Control Revenue Refunding Bonds                    AAA   Aaa
              (Idaho Power Company Project), Series 1996A, 6.05% Due 7/15/26.             2006 at 102
 ----------------------------------------------------------------------------------------------------------------
 $ 7,500,000  TOTAL          11 BONDS FROM 8 STATES AND ONE BOND FROM THE DISTRICT OF COLUMBIA.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 04/23/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.70     4.90 %      5.34%   5.39%   5.37%   5.42%   5.39%   5.44 %
 500 / $50,000              100.55     4.75        5.35    5.40    5.38    5.43    5.40    5.45
 1,000 / $100,000           100.28     4.50        5.36    5.42    5.39    5.45    5.41    5.47
 2,500 / $250,000           100.02     4.25        5.38    5.44    5.41    5.47    5.43    5.49
 5,000 / $500,000            99.24     3.50        5.42    5.50    5.45    5.53    5.47    5.55
 10,000 / $1,000,000         98.73     3.00        5.45    5.54    5.48    5.57    5.50    5.59
 25,000 / $2,500,000         98.23     2.50        5.47    5.57    5.51    5.60    5.53    5.62
 50,000 / $5,000,000         97.72     2.00        5.50    5.61    5.54    5.64    5.55    5.66

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      28.0%   31.0%   36.0%   39.6%
         5.34  % 7.42%   7.74%   8.34%   8.84%
         5.35    7.43    7.75    8.36    8.86
         5.36    7.44    7.77    8.38    8.87
         5.38    7.47    7.80    8.41    8.91
         5.42    7.53    7.86    8.47    8.97
         5.45    7.57    7.90    8.52    9.02
         5.47    7.60    7.93    8.55    9.06
         5.50    7.64    7.97    8.59    9.11

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME

The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 06/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 6/15/97   $   .5524
 Monthly plan            7/15/97       .4479   $ 5.3771
 Quarterly plan          8/15/97       .9012
                        11/15/97      1.3518     5.4091
 Semi-annual plan       11/15/97      2.2605
                         5/15/98      2.7126     5.4281
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.77 =  99.235
 investment       offering price     # of units
 (as of           and accrued        purchased
 04/23/97)        interest
 99.235       X   $5.3771        =   $533.60
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN CALIFORNIA                                                         NUVEEN
INSURED UNIT TRUST 286                                                       935


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc.        - Dependable Income
and/or AAA by Standard & Poor's, the highest        - Diversified Portfolios
rating given by each agency.                        - Top-Rated Municipal Bonds
ESTIMATED CURRENT RETURN:                           DATE OF DEPOSIT: April 24, 1997
5.27 - 5.49%
ESTIMATED LONG-TERM RETURN:
5.32 - 5.58%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $4,000,000 in 40,000 units
Average Life    27.5 years
Call Protection Earliest ordinary optional call is 2006
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.24 to $97.28 depending on the purchase amount
Cusip           67065A 496 monthly payment plan
Numbers         67065A 504 quarterly payment plan
                67065A 512 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in California

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2020-21                                            12.5%
2022-23                                            27.5%
2024-25                                            17.6%
2026+                                              42.4%
The earliest ordinary optional call date is 2006

YIELD COMPARISON AS OF 04/23/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.27%
     Tax Equivalent Yield                          9.09%

Treasury Bonds
     Yield                                         7.04%
     Tax Equivalent Yield                          7.76%

Corporate Bonds
     Yield                   7.87%

 *COMPARES TRUST AS OF 04/23/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 04/22/97. ASSUMES 42.0% FEDERAL AND STATE INCOME TAX RATE AND A 9.30% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS CALIFORNIA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   370,000  California Health Facilities Financing Authority, Insured Health Facility   2006 at 102  AAA   Aaa
              Refunding Revenue Bonds (Catholic Healthcare West), 1996 Series A, 6.00%
              Due 7/1/25.
     500,000  County of Contra Costa, California, Certificates of Participation           2007 at 102  AAA   Aaa
              (Merrithew Memorial Hospital Replacement Project), Refunding Series of
              1997, 5.50% Due 11/1/22.
     500,000  East Bay Municipal Utility District (Alameda and Contra Costa Counties,     2006 at 100  AAA   Aaa
              California), Water System Subordinated Revenue/Refunding Bonds, Series
              1996, 4.75% Due 6/1/21. (Original issue discount bonds delivered on or about February 15, 1996 at a price of 91.468% of principal amount.)
     600,000  Port of Oakland, California, Revenue Bonds, 1997 Series J, 5.50% Due        2007 at 102  AAA   Aaa
              11/1/26.
     600,000  County of Orange, California, 1996 Recovery Certificates of Participation,  2006 at 102  AAA   Aaa
              Series A, 6.00% Due 7/1/26.
     500,000  San Bernardino County, California, Certificates of Participation, Series    2006 at 102  AAA   Aaa
              1996 (Medical Center Financing Project), 5.00% Due 8/1/28. (Original issue discount bonds delivered on or about January 31, 1996 at a price of 92.467%
              of principal amount.)
     330,000  Airports Commission, City and County of San Francisco, California, San      2006 at 101  AAA   Aaa
              Francisco International Airport, Second Series Revenue Bonds, Issue 12B,
              5.65% Due 5/1/24.
     600,000  The City of Turlock (California), Auxiliary Organization Revenue            2006 at 102  AAA   Aaa
              Certificates of Participation (California State University, Stanislaus
              Foundation), Series 1995, 5.875% Due 6/1/22.
 ----------------------------------------------------------------------------------------------------------------
 $ 4,000,000  TOTAL         8 BONDS FROM CALIFORNIA.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 04/23/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.24     4.90 %      5.27%   5.32%   5.31%   5.35%   5.32%   5.36 %
 500 / $50,000              100.08     4.75        5.28    5.32    5.31    5.35    5.33    5.37
 1,000 / $100,000            99.82     4.50        5.30    5.35    5.33    5.37    5.35    5.39
 2,500 / $250,000            99.56     4.25        5.31    5.36    5.34    5.39    5.36    5.41
 5,000 / $500,000            98.79     3.50        5.35    5.42    5.38    5.45    5.40    5.47
 10,000 / $1,000,000         98.28     3.00        5.38    5.46    5.41    5.49    5.43    5.51
 25,000 / $2,500,000         97.77     2.50        5.41    5.49    5.44    5.52    5.46    5.54
 50,000 / $5,000,000         97.28     2.00        5.43    5.53    5.47    5.56    5.49    5.58

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      34.5%   37.5%   42.0%      45.0%
         5.27  % 8.05%   8.43%   9.09%      9.58 %
         5.28    8.06    8.45    9.10       9.60
         5.30    8.09    8.48    9.14       9.64
         5.31    8.11    8.50    9.16       9.65
         5.35    8.17    8.56    9.22       9.73
         5.38    8.21    8.61    9.28       9.78
         5.41    8.26    8.66    9.33       9.84
         5.43    8.29    8.69    9.36       9.87

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 06/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 6/15/97   $   .5431
 Monthly plan            7/15/97       .4404   $ 5.2858
 Quarterly plan          8/15/97       .8862
                        11/15/97      1.3293     5.3178
 Semi-annual plan       11/15/97      2.2230
                         5/15/98      2.6676     5.3368
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.31 =  99.690
 investment       offering price     # of units
 (as of           and accrued        purchased
 04/23/97)        interest
 99.690       X   $5.2858        =   $526.94
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN NEW YORK                                                           NUVEEN
INSURED UNIT TRUST 267                                                       935


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc.        - Dependable Income
and/or AAA by Standard & Poor's, the highest        - Diversified Portfolios
rating given by each agency.                        - Top-Rated Municipal Bonds
ESTIMATED CURRENT RETURN:                           DATE OF DEPOSIT: April 24, 1997
5.30 - 5.51%
ESTIMATED LONG-TERM RETURN:
5.31 - 5.58%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    24.8 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $101.80 to $98.79 depending on the purchase amount
Cusip           67102K 523 monthly payment plan
Numbers         67102K 531 quarterly payment plan
                67102K 549 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in New York

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2015-16                                            28.6%
2017-18                                             0.0%
2019-20                                            10.7%
2021-22                                            17.9%
2023+                                              42.8%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 04/23/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.30%
     Tax Equivalent Yield                          8.91%

Treasury Bonds
     Yield                                         7.04%
     Tax Equivalent Yield                          7.56%

Corporate Bonds
     Yield                   7.87%

 *COMPARES TRUST AS OF 04/23/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 04/22/97. ASSUMES 40.5% FEDERAL AND STATE INCOME TAX RATE AND A 6.85% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS NEW YORK INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   375,000  Dormitory Authority of the State of New York, City University System        2006 at 102  AAA   Aaa
              Consolidated Third General Resolution Bonds, 1996 Series 2, 6.00% Due
              7/1/20.
     500,000  Dormitory Authority of the State of New York, State University Educational  2005 at 102  AAA   Aaa
              Facilities Revenue Bonds, Series 1995A, 6.00% Due 5/15/16.
     500,000  New York State Energy Research and Development Authority, Gas Facilities    2006 at 102  AAA   Aaa
              Revenue Bonds, 1996 Series (The Brooklyn Union Gas Company Project), 5.50%
              Due 1/1/21.
     500,000  New York State Thruway Authority, Highway and Bridge Trust Fund Bonds,      2005 at 102  AAA   Aaa
              Series 1995A, 5.50% Due 4/1/15.
     500,000  The City of New York (New York), General Obligation Bonds, Fiscal 1997      2007 at 101  AAA   Aaa
              Series I, 6.25% Due 4/15/27. (When issued.)
     500,000  Metropolitan Transportation Authority (New York), Transit Facilities        2007 at 101  AAA   Aaa
              Revenue Bonds, Series 1997A, 5.875% Due 7/1/27. (When issued.)                  1/2
     500,000  New York City (New York), Municipal Water Finance Authority, Water and      2006 at 101  AAA   Aaa
              Sewer System Revenue Bonds, Fiscal 1996 Series B, 5.875% Due 6/15/26.
              (Original issue discount bonds delivered on or about May 16, 1996 at a price of 93.908% of principal amount.)
     125,000  Municipal Assistance Corporation for the City of Troy (New York), General   No Optional  AAA   Aaa
              Resolution Bonds, Series 1996B, 0.00% Due 1/15/21. (Original issue discount      Call
              bonds delivered on or about November 26, 1996 at a price of 25.695% of principal amount.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         8 BONDS FROM NEW YORK.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 04/23/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    101.80     4.90 %      5.30%   5.31%   5.33%   5.34%   5.35%   5.36 %
 500 / $50,000              101.64     4.75        5.31    5.32    5.34    5.35    5.36    5.37
 1,000 / $100,000           101.37     4.50        5.32    5.34    5.35    5.37    5.37    5.39
 2,500 / $250,000           101.11     4.25        5.33    5.35    5.37    5.38    5.38    5.40
 5,000 / $500,000           100.32     3.50        5.38    5.42    5.41    5.45    5.43    5.47
 10,000 / $1,000,000         99.80     3.00        5.40    5.46    5.44    5.49    5.46    5.51
 25,000 / $2,500,000         99.29     2.50        5.43    5.49    5.46    5.52    5.48    5.54
 50,000 / $5,000,000         98.79     2.00        5.46    5.53    5.49    5.56    5.51    5.58

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      33.0%   35.5%   40.5%      43.5%
         5.30  % 7.91%   8.22%   8.91%      9.38 %
         5.31    7.93    8.23    8.92       9.40
         5.32    7.94    8.25    8.94       9.42
         5.33    7.96    8.26    8.96       9.43
         5.38    8.03    8.34    9.04       9.52
         5.40    8.06    8.37    9.08       9.56
         5.43    8.10    8.42    9.13       9.61
         5.46    8.15    8.47    9.18       9.66

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 06/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 6/15/97   $   .5542
 Monthly plan            7/15/97       .4494   $ 5.3933
 Quarterly plan          8/15/97       .9042
                        11/15/97      1.3563     5.4253
 Semi-annual plan       11/15/97      2.2680
                         5/15/98      2.7216     5.4443
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 101.87 =  98.164
 investment       offering price     # of units
 (as of           and accrued        purchased
 04/23/97)        interest
 98.164       X   $5.3933        =   $529.43
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)